Other Receivables - Aging Analysis of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 57,937	$ 65,121
Neither past due nor impaired
Disclosure of financial assets [line items]
Financial assets	54,064	62,219
Less than 180 days past due
Disclosure of financial assets [line items]
Financial assets	2,779	1,717
180-365 days past due
Disclosure of financial assets [line items]
Financial assets	1,094	1,185
Cost
Disclosure of financial assets [line items]
Financial assets	60,261	67,723
Cost | Neither past due nor impaired
Disclosure of financial assets [line items]
Financial assets	54,064	62,219
Cost | Less than 180 days past due
Disclosure of financial assets [line items]
Financial assets	5,035	4,203
Cost | 180-365 days past due
Disclosure of financial assets [line items]
Financial assets	1,162	1,301
Impairment reserve
Disclosure of financial assets [line items]
Financial assets	(2,324)	(2,602)
Impairment reserve | Neither past due nor impaired
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment reserve | Less than 180 days past due
Disclosure of financial assets [line items]
Financial assets	(2,256)	(2,486)
Impairment reserve | 180-365 days past due
Disclosure of financial assets [line items]
Financial assets	$ (68)	$ (116)